Condensed Combined Balance Sheets - USD ($) $ in Thousands		Sep. 30, 2015	Dec. 31, 2014
Current assets:
Cash	[1],[2]	$ 23,882	$ 26,834
Accounts receivable	[1]	9,148	297
Accounts receivable - affiliate	[1]	430	2,049
Deposits, prepaid expenses and other	[1]	598	233
Total current assets	[1]	34,058	29,413
Property and equipment, net	[1]	545,648	323,871
Deferred financing costs, net	[1]	2,462	2,874
Goodwill	[1]	39,142	39,142
Intangible assets, net	[1]	46,568	47,791
Total assets	[1]	667,878	443,091
Current liabilities:
Accounts payable	[1]	28,863	109
Accrued capital expenditures	[1]	35,115	7,502
Payable to affiliate	[1]	0	156
Other accrued liabilities	[1]	1,542	1,577
Total current liabilities	[1]	65,520	9,344
Long-term liabilities:
Long-term debt	[1]	72,000	0
Deferred tax liability	[1]	7,699	1,903
Other long-term liabilities	[1]	2,294	1,900
Total liabilities	[1]	147,513	13,147
Partners’ capital:
Parent net equity	[1]	113,486	36,594
Common and subordinated units		406,879	393,350
Total partners’ capital	[1],[3]	520,365	429,944
Total liabilities and partners’ capital	[1]	667,878	443,091
Common
Partners’ capital:
Common and subordinated units	[1]	450,600	442,451
Subordinated
Partners’ capital:
Common and subordinated units	[1]	$ (43,721)	$ (49,101)

[1]	Financial statements for the periods presented have been retrospectively recast to reflect the acquisition of the Water Assets. See Note 2 for additional information.
[2]	Financial statements for the periods presented have been retrospectively recast to reflect the acquisition of the Water Assets. See Note 2 for additional information.
[3]	Financial statements for the periods presented have been retrospectively recast to reflect the acquisition of the Water Assets. See Note 2 for additional information.